INTANGIBLE ASSETS CURRENT (Tables)	12 Months Ended
Dec. 31, 2025
INTANGIBLE ASSETS CURRENT
Schedule of Bitcoin

	2025	2024
Group	$’000	$’000
At 1 January	6	385
Foreign Exchange Movement	—	—
Crypto assets purchased and received	3,500	—
Crypto assets mined	15,521	47,017
Total additions	19,021	47,017
Disposals
Impairment	—	—
Crypto assets sold	(18,927)	(47,302)
Total disposals	(18,927)	(47,302)
Fair value movements
Gain/(loss) on crypto asset sales	(58)	(94)
Movements on crypto assets held at the year end	—	—
Total fair value movements	(58)	(94)
At 31 December	42	6